Business Segment Information	6 Months Ended
Jun. 30, 2012
Notes to Consolidated Financial Statements [Abstract]
Business Segment Information

13. Business Segment and Corporate Information

The Company has identified three business segments, North America, International, and Asia Pacific, which were determined based upon how the Company manages its businesses. All segments are primarily engaged in providing dialysis care services and the distribution of products and equipment for the treatment of ESRD. In the U.S., the Company is engaged in providing inpatient dialysis services and other services under contract to hospitals. The Company has aggregated the International and Asia Pacific operating segments as “International.” The segments are aggregated due to their similar economic characteristics. These characteristics include the same services provided and products sold, the same type patient population, similar methods of distribution of products and services and similar economic environments.

Management evaluates each segment using a measure that reflects all of the segment's controllable revenues and expenses. Management believes that the most appropriate measure in this regard is operating income which measures the Company's source of earnings. Financing is a corporate function, which the Company's segments do not control. Therefore, the Company does not include interest expense relating to financing as a segment measure. Similarly, the Company does not allocate “corporate costs,” which relate primarily to certain headquarters overhead charges, including accounting and finance, professional services, etc., because the Company believes that these costs are also not within the control of the individual segments. As of January 1, 2011, production of products, production asset management, quality management and procurement is centrally managed in Corporate by Global Manufacturing Operations. These corporate activities do not fulfill the definition of an operating segment. Products are transferred to the operating segments at cost, therefore no internal profit is generated. The associated internal revenues for the product transfers and their elimination are recorded as corporate activities. Capital expenditures for production are based on the expected demand of the operating segments and consolidated profitability considerations. In addition, certain revenues, investments and intangible assets, as well as any related expenses, are not allocated to a segment but are accounted for as “Corporate.” The Company also regards income taxes to be outside the segment's control.

Information pertaining to the Company's business segments for the three- and six-month periods ended June 30, 2012 and 2011 is set forth below.

	North America	International	Segment Total	Corporate	Total
Three months ended June 30, 2012

Net revenue external customers	$2,248,692	$1,170,902	$3,419,594	$8,379	$3,427,973
Inter - segment revenue	3,088	-	3,088	(3,088)	-
Net revenue	2,251,780	1,170,902	3,422,682	5,291	3,427,973
Depreciation and amortization	(79,113)	(42,914)	(122,027)	(28,850)	(150,877)
Operating income	431,084	207,223	638,307	(49,482)	588,825
Income (loss) from equity method investees	8,338	62	8,400	(4,542)	3,858
Capital expenditures, acquisitions and investments	101,463	60,934	162,397	35,985	198,382

Three months ended June 30, 2011

Net revenue external customers	$1,970,990	$1,162,448	$3,133,438	$4,185	$3,137,623
Inter - segment revenue	1,815	-	1,815	(1,815)	-
Net revenue	1,972,805	1,162,448	3,135,253	2,370	3,137,623
Depreciation and amortization	(66,555)	(42,822)	(109,377)	(26,912)	(136,289)
Operating income	348,457	203,144	551,601	(42,057)	509,544
Income (loss) from equity method investees	8,849	31	8,880	-	8,880
Capital expenditures, acquisitions and investments	74,555	797,637	872,192	32,692	904,884

Six months ended June 30, 2012

Net revenue external customers	$4,353,276	$2,306,991	$6,660,267	$16,461	$6,676,728
Inter - segment revenue	6,540	-	6,540	(6,540)	-
Net revenue	4,359,816	2,306,991	6,666,807	9,921	6,676,728
Depreciation and amortization	(151,129)	(85,841)	(236,970)	(57,281)	(294,251)
Operating Income	778,917	402,135	1,181,052	(89,261)	1,091,791
Income (loss) from equity method investees	11,320	129	11,449	(2,094)	9,355
Segment assets	13,788,169	5,695,843	19,484,012	2,260,398	21,744,410
thereof investments in equity method investees	246,161	360,169	606,330	(2,714)	603,616
Capital expenditures, acquisitions and investments(1)	1,862,044	99,820	1,961,864	63,738	2,025,602

Six months ended June 30, 2011

Net revenue external customers	$3,895,741	$2,217,681	$6,113,422	$8,052	$6,121,474
Inter - segment revenue	3,509	-	3,509	(3,509)	-
Net revenue	3,899,250	2,217,681	6,116,931	4,543	6,121,474
Depreciation and amortization	(134,782)	(83,171)	(217,953)	(54,320)	(272,273)
Operating Income	660,563	374,154	1,034,717	(80,089)	954,628
Income (loss) from equity method investees	16,367	95	16,462	-	16,462
Segment assets	11,415,424	5,541,670	16,957,094	2,095,540	19,052,634
thereof investments in equity method investees	339,230	5,756	344,986	-	344,986
Capital expenditures, acquisitions and investments(2)	462,425	838,413	1,300,838	60,004	1,360,842

(1) North America acquisitions exclude $496,386 of non-cash acquisitions and International acquisitions exclude $3,415 of non-cash acquisitions for 2012.
(2) North America and International acquisitions exclude $6,000 and $1,731, respectively, of non-cash acquisitions for 2011.